Note 4 - Vessels, Net and Advances for Vessels Under Construction - Summary of Vessels (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Balance, Net Book Value	$ 127,331
— Depreciation charge for the period	(2,790)	$ (1,228)
Balance, Net Book Value	159,108
Vessels [Member]
Balance, cost	130,185
Balance, Accumulated Depreciation	(4,015)
Balance, Net Book Value	126,170
— Acquisitions	34,508
— Acquisitions	(420)
— Acquisitions	34,088
— Advances for vessels under construction	119
— Depreciation charge for the period	(2,370)
Balance, cost	164,812
Balance, Accumulated Depreciation	(6,805)
Balance, Net Book Value	$ 158,007